Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	9 Months Ended			3 Months Ended		6 Months Ended	9 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Segment Total [Member]	Jun. 30, 2013 Segment Total [Member]	Jun. 30, 2013 Segment Total [Member]	Sep. 30, 2014 Segment Total [Member]	Sep. 30, 2014 North America [Member]	Jun. 30, 2013 North America [Member]	Jun. 30, 2013 North America [Member]	Sep. 30, 2014 North America [Member]	Sep. 30, 2014 International [Member]	Jun. 30, 2013 International [Member]	Mar. 31, 2013 International [Member]	Jun. 30, 2013 International [Member]	Sep. 30, 2014 International [Member]	Sep. 30, 2014 Corporate1 [Member]	Jun. 30, 2013 Corporate1 [Member]	Mar. 31, 2013 Corporate1 [Member]	Jun. 30, 2013 Corporate1 [Member]	Sep. 30, 2014 Corporate1 [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 4,112,762		$ 3,666,132	$ 10,742,568	$ 11,511,156			$ 4,095,320	$ 3,658,167	$ 10,717,638	$ 11,466,731	$ 2,709,738	$ 2,436,141	$ 7,098,638	$ 7,623,632	$ 1,385,582	$ 1,222,026		$ 3,619,000	$ 3,843,099	$ 17,442	$ 7,965		$ 24,930	$ 44,425
revenue from company segment								2,858	2,591	5,437	6,407	2,858	2,591	5,437	6,407						(2,858)	(2,591)		(5,437)	(6,407)
Segment revenue								4,098,178	3,660,758	10,723,075	11,473,138	2,712,596	2,438,732	7,104,075	7,630,039	1,385,582	1,222,026		3,619,000	3,843,099	14,584	5,374		19,493	38,018
Segment depreciation and amortization	(177,361)		(164,279)	(479,433)	(513,487)			(140,699)	(130,111)	(384,315)	(406,854)	(92,389)	(83,509)	(245,382)	(267,211)	(48,310)	(46,602)		(138,933)	(139,643)	(36,662)	(34,168)		(95,118)	(106,633)
Operating income	589,924	557,260			1,591,092	1,594,812		681,719	626,994	1,793,794	1,841,449	413,203	413,473	1,170,176	1,149,478	268,516	213,521		623,618	691,971	(91,795)	(69,734)		(198,982)	(250,357)
Income from equity method investees	3,451	5,294			21,942	14,518		3,451	5,294	14,518	21,942	1,966	3,300	9,289	16,335	1,485	1,994		5,229	5,607	0	0		0	0
Segment assets	24,252,576				24,252,576		23,119,906	21,901,047	20,273,579	20,273,579	21,901,047	15,581,180	14,238,874	14,238,874	15,581,180	6,319,867	6,034,705		6,034,705	6,319,867	2,351,529	2,260,941		2,260,941	2,351,529
thereof investment in equity method investees	679,509				679,509		664,446	679,509	639,903	639,903	679,509	280,444	256,195	256,195	280,444	399,065	383,708		383,708	399,065	0	0		0	0
Capital expenditures, acquisitions and investments	841,126		374,481	809,932	1,695,082			762,105	337,713	706,870	1,495,725	687,452	284,453	504,733	1,175,701	74,653	53,260		202,137	320,024	79,021	36,768		103,062	199,357
Exclusion of non-cash acquisitions												$ 6,000				$ 1,731		$ 8,884					$ 2,125